Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of trade and other receivables

Trade and other receivables consist of the following:

	Consolidated Group
	2023 A$	2022 A$
Trade receivables, gross	917,411	1,144,456
Allowance for credit losses	(360,777)	(369,844)
Trade receivables	556,634	774,612

R&D tax incentive	524,901	371,365
Goods and services taxes	132,114	47,647
Services contracts	74,864	9,625
Other receivables	731,879	428,637
Trade and other receivables	1,288,513	1,203,249